Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 1,601,683,087	$ 1,661,948,432
Total non-current assets	1,822,263,193	1,933,130,547
Current liabilities	687,482,634	797,152,420
Non-current liabilities	1,399,081,065	1,361,957,506
Net sales	2,565,556,067	2,711,434,948	$ 2,484,712,280
Net income of year	118,425,443	135,484,452	219,050,681
Non-controlling interests
IfrsStatementLineItems [Line Items]
Current assets	725,627,672	850,558,512
Total non-current assets	733,472,890	808,680,348
Current liabilities	409,331,274	552,903,418
Non-current liabilities	187,674,051	163,915,700
Non-controlling interests | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Current assets	207,102,975	212,016,584
Total non-current assets	226,340,932	231,348,818
Current liabilities	83,692,552	84,258,450
Non-current liabilities	77,620,530	77,049,859
Net sales	252,825,495	296,349,893	261,620,065
Net income of year	$ 14,259,053	$ 29,949,719	$ 22,407,528